Stockholders’ Equity (Details Narrative) - USD ($)		1 Months Ended
	Oct. 01, 2024	Nov. 26, 2025	Dec. 31, 2025	Dec. 22, 2025	Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, per share shares			$ 0.001		$ 0.001
Accrued compensation			$ 41		$ 1,249,099
Preferred stock, shares outstanding			96,731		107,789
Common stock, shares authorized			500,000,000	200,000,000	500,000,000
Vivaventures Royalty II, LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Company held			1,000		1,000
Aggregate carrying value			$ 4,000		$ 4,000
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, per share shares			$ 1,000
Conversion price			$ 1.00
Percentage of dividends		6.00%
Accrued compensation	$ 116,300,000
Number of shares issued	33,621
Number of shares sold	107,789
Preferred stock, shares issued			96,731		107,789
Preferred stock, shares outstanding			96,731		107,789
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, per share shares			$ 1,000
Conversion price			$ 1.00